Taxation (Details) - Schedule of Roll-Forward of Unrecognized Tax Benefits - Unrecognized Tax Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of Roll-Forward of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 1,990	$ 2,174	$ 2,124
Reversal based on tax positions related to prior years	(1,990)
Additions based on tax positions related to the current year
Foreign currency translation difference		(184)	50
Balance at end of year		$ 1,990	$ 2,174